24. Deferred revenues (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
DeferredRevenueLineItems [Line Items]
Deferred revenue	R$ 316	R$ 391
Deferred revenue, current	297	365
Deferred revenue, non-current	19	26
Deferred revenue in relation to sale of real estate property [member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	8	10
Additional or extended warranties [member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	12	16
Services rendering agreement - allpark [member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	8	9
Revenue from credit card operators and banks [member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	80	84
Back lights [member]
DeferredRevenueLineItems [Line Items]
Deferred revenue		142
Gift card [member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	131	99
Others [member]
DeferredRevenueLineItems [Line Items]
Deferred revenue	R$ 77	R$ 31